BAD DEBT EXPENSE	12 Months Ended
Jul. 31, 2017
Notes to Financial Statements
BAD DEBT EXPENSE
6.	BAD DEBT EXPENSE

During the year ended July 31, 2016, the Company advanced to Skanderbeg Capital Partners Inc. a total of $7,126, which had been recorded in prepaid expenses to be applied to future rent expense (Note 7).  As the Company moved its premises during the year ended July 31, 2017, management has assessed the recoverability of the amount and recorded an allowance for doubtful accounts of $7,126 for the year ended July 31, 2016.